Prospectus Supplement	May 26, 2017

George Putnam Balanced Fund	Putnam Global Equity Fund
Prospectus dated 11/30/16	Prospectus dated 2/28/17

Putnam Absolute Return 300 Fund	Putnam Global Health Care Fund
Prospectus dated 2/28/17	Prospectus dated 12/30/16

Putnam Absolute Return 500 Fund	Putnam Global Income Trust
Prospectus dated 2/28/17	Prospectus dated 2/28/17

Putnam Absolute Return 700 Fund	Putnam Global Technology Fund
Prospectus dated 2/28/17	Prospectus dated 12/30/16

Putnam Capital Spectrum Fund	Putnam Growth Opportunities Fund
Prospectus dated 8/30/16	Prospectus dated 11/30/16

Putnam Convertible Securities Fund	Putnam High Yield Fund
Prospectus dated 2/28/17	(formerly known as Putnam
High Yield Advantage Fund)
Putnam Diversified Income Trust	Prospectus dated 3/30/17
Prospectus dated 1/30/17
Putnam Income Fund
Putnam Dynamic Asset Allocation	Prospectus dated 2/28/17
Balanced Fund
Prospectus dated 1/30/17	Putnam International Equity Fund
Prospectus dated 10/30/16
Putnam Dynamic Asset Allocation
Conservative Fund	Putnam Investors Fund
Prospectus dated 1/30/17	Prospectus dated 11/30/16

Putnam Dynamic Asset Allocation	Putnam Multi-Cap Core Fund
Growth Fund	Prospectus dated 8/30/16
Prospectus dated 1/30/17
Putnam Multi-Cap Growth Fund
Putnam Equity Income Fund	Prospectus dated 10/30/16
Prospectus dated 3/30/17
Putnam Multi-Cap Value Fund
Putnam Equity Spectrum Fund	Prospectus dated 8/30/16
Prospectus dated 8/30/16
Putnam Small Cap Value Fund
Putnam Floating Rate Income Fund	Prospectus dated 6/30/16
Prospectus dated 6/30/16
Putnam U.S. Government Income Trust
Prospectus dated 1/30/17

Effective June 9, 2017, Class T shares are available only through financial intermediaries that offer shares of the fund through an omnibus brokerage platform, and are not available to investors who hold accounts directly on the books of the fund.

306865 5/17

The following information is added to similar disclosure for the funds in the section How do I buy fund shares? – Which class of shares is best for me?:

Class T shares are available only through financial intermediaries that offer shares of the fund through an omnibus brokerage platform.

The following information is added under Class T shares in the section How do I buy fund shares? – Here is a summary of the differences among the classes of shares:

Class T shares are available only through financial intermediaries that offer shares of the fund through an omnibus brokerage platform.

The section How do I buy fund shares? – Reducing your class A or class M sales charge – Right of accumulation is replaced in its entirety with the following:

Right of accumulation. You can add the amount of your current purchases of class A or class M shares of the fund and other Putnam funds to the value of your existing accounts in the fund and other Putnam funds. Individuals can also include purchases by, and accounts owned by, their spouse and minor children, including accounts established through different financial representa -tives. For your current purchases, you will pay the initial sales charge applicable to the total value of the linked accounts and purchases, which may be lower than the sales charge otherwise applicable to each of your current purchases. Class T shares and shares of Putnam money market funds, other than money market fund shares acquired by exchange from other Putnam funds, are not included for purposes of the right of accumulation.

To calculate the total value of your existing accounts and any linked accounts, the fund will use the higher of (a) the current maximum public offering price of those shares or (b) if you purchased the shares after December 31, 2007, the initial value of the total purchases, or, if you held the shares on December 31, 2007, the market value at maximum public offering price on that date, in either case, less the market value on the applicable redemption date of any of those shares that you have redeemed.

The first paragraph in the section How do I sell or exchange fund shares? is replaced in its entirety with the following:

You can sell your shares back to the fund or exchange them for shares of another Putnam fund any day the NYSE is open, either through your financial representative or directly to the fund. Class T shares may not be exchanged for class T shares of another Putnam fund.